Property And Equipment, Net	12 Months Ended
Dec. 31, 2025
Property And Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property, plant and equipment primarily consist of leasehold improvements and office equipment used in the Group’s operations.

Property and equipment consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	USD

Electronic equipment	2,923	2,807	401
Office furniture and others	579	673	96
Leasehold improvements	4,413	5,067	725
Property and equipment	7,915	8,547	1,222
Accumulated depreciation	(6,855)	(7,765)	(1,110)
Property and equipment, net	1,060	782	112

Depreciation expenses on property and equipment were allocated to the following expense items:

	For the year ended December 31,
	2024	2025
	RMB	RMB	USD

Selling and marketing expenses	195	143	20
Research and development expenses	186	31	4
General and administrative expenses	1,073	920	132
Total depreciation expenses	1,454	1,094	156

The Group evaluates property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

During the year ended December 31, 2025, the Group identified impairment indicators due to operating losses and negative operating cash flows.

Based on the assessment performed, management concluded that the carrying amount of PPE is recoverable and no impairment loss was recognized.